Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Funds NextShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001638024
Hartford Global Impact NextShares Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD GLOBAL IMPACT NEXTSHARES FUND
Supplement [Text Block]	rr_SupplementToProspectusTextBlock

May 2, 2019

SUPPLEMENT TO

HARTFORD GLOBAL IMPACT NEXTSHARES FUND

(a series of Hartford Funds NextShares Trust)

SUMMARY PROSPECTUS AND PROSPECTUS

DATED MARCH 1, 2019

This Supplement contains new and additional information and should be read in conjunction with your Summary Prospectus and Prospectus. Capitalized terms not defined herein are as defined in the Prospectus.

The Board of Trustees of Hartford Funds NextShares Trust (“Trust”) has approved a plan of liquidation for Hartford Global Impact NextShares Fund (the “Fund”) under which the Fund will be liquidated on or about June 7, 2019 (the “Liquidation Date”). The Liquidation Date may be changed without notice at the discretion of the officers of the Trust.

Suspension of Sales and Trading. Effective as of the close of business on May 3, 2019, the Fund will no longer accept orders for the purchase of Creation Units. It is expected that May 31, 2019 will be the Fund’s last full day of trading on The NASDAQ Stock Market, LLC (“Nasdaq”). Based on this schedule, Nasdaq is expected to halt trading in shares of the Fund after the market close on May 31, 2019. During the period between market close on May 31, 2019 and the Liquidation Date, because the Fund’s shares will no longer trade on Nasdaq, there can be no assurance that there will be a market for the purchase or sale of the Fund’s shares.

Liquidation Process. In connection with the liquidation, any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date without the imposition of customary redemption transaction fees. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities, including certain operational costs of liquidating the Fund. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Fund shareholders at the time of the liquidation. Additionally, the Fund must declare and distribute to shareholders any realized capital gains and all net investment income no later than the final liquidation distribution. Hartford Funds Management Company, LLC (“HFMC”), the Fund’s investment manager, intends to distribute substantially all of the Fund’s net investment income at the time of, or prior to, the liquidation. HFMC will bear all administrative expenses associated with the liquidation.

Other Alternatives. Shareholders of the Fund may sell their shares of the Fund on Nasdaq until the market close on May 31, 2019, and may incur customary transaction fees from their broker-dealer in connection with such sales. Prior to the Liquidation Date, Authorized Participants may continue to submit orders to the Fund for the redemption of Creation Units. See “How to Buy and Sell Shares” in the Fund’s Prospectus.

U.S. Federal Income Tax Matters. Although the liquidation is not expected to be a taxable event for the Fund, for taxable shareholders, the automatic redemption of shares of the Fund on the Liquidation Date will generally be treated as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder may voluntarily sell his or her shares on Nasdaq until the market close on May 31, 2019, and Authorized Participants may voluntarily redeem Creation Units prior to the Liquidation Date, to the extent that a shareholder wishes to realize any such gains or losses prior thereto. See “Fund Distributions and Tax Matters” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the liquidation.

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.